Related party transactions - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Summary comprehensive income information
Revenue		€ 36,717	€ 37,672	[1]	€ 37,010	[1]
(Loss)/profit for the financial year		1,505	12,335	[1],[2]	2,773	[1]
Other comprehensive expense		(2,223)	(767)	[1]	2,335	[1]
Total comprehensive (expense)/income for the financial year		(718)	11,568	[1]	5,108	[1]
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	[3]	365	497	[1]	536	[1]
Summary financial position information
Non-current assets		104,790	124,859
Total assets		144,350	155,521
Non-current liabilities		(53,151)	(56,454)
Equity shareholders' funds		59,966	63,399
Non-controlling interests		1,032	1,084
Equity		60,998	64,483		57,073		€ 57,768
Statement of cash flows
Net cash flow from operating activities		16,557	18,054	[1]	18,081	[1]
Net cash flow from investing activities		(6,122)	(379)	[1]	(6,868)	[1]
Net cashflow from financing activities		(15,855)	(13,430)	[1]	(9,706)	[1]
Net cash (outflow)/inflow		(5,420)	4,245	[1]	1,507	[1]
Cash and cash equivalents at beginning of period		11,705
Exchange gain on cash and cash equivalents		(94)	12	[1]	74	[1]
Cash and cash equivalents at end of period		6,183	11,705
Vodacom Group Limited [Member]
Summary comprehensive income information
Revenue		7,420	8,076
(Loss)/profit for the financial year		920	1,245
Other comprehensive expense		217	193
Total comprehensive (expense)/income for the financial year		1,137	1,438
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		368	474
Dividends paid to non-controlling interests		260	342
Summary financial position information
Non-current assets		7,517	7,766
Current assets		3,437	3,429
Total assets		10,954	11,195
Non-current liabilities		(3,198)	(2,880)
Current liabilities		(3,446)	(3,905)
Net assets and liabilities		4,310	4,410
Equity shareholders' funds		3,275	3,327
Non-controlling interests		1,035	1,083
Equity		4,310	4,410
Statement of cash flows
Net cash flow from operating activities		2,285	2,565
Net cash flow from investing activities		(943)	(1,013)
Net cashflow from financing activities		(1,276)	(1,558)
Net cash (outflow)/inflow		66	(6)
Cash and cash equivalents at beginning of period		1,075	1,097
Exchange gain on cash and cash equivalents		(89)	(16)
Cash and cash equivalents at end of period		€ 1,052	€ 1,075		€ 1,097

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million
[3]	Profit attributable to non-controlling interests derives solely from continuing operations.